Financial Assets at Amortised Cost (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)
Financial Assets at Amortised Cost (Details) [Line Items]
Credit risk provision amount	$ 894	$ 105,837	$ 711
Loans to customers	$ 87,418
Macro-economic information and scenarios, description	the Bank has updated the macro-economic information and scenarios, resulting in an increase of ECL allowance of MCh$73,000, which were covered with post-model adjustment previously recorded. As of December 31, 2022 the Bank maintains MCh$91,351 in residual overlays, to face future macro-economic information and scenarios updates and to cover certain defaulted loans from mortgage and other commercial portfolios and specific clients.
Finance Lease For Real Estate [Member]
Financial Assets at Amortised Cost (Details) [Line Items]
ECL allowance		$ 43,000
Finance Lease For Other Assets [Member]
Financial Assets at Amortised Cost (Details) [Line Items]
Loans to customers				$ 59,000